OTHER COMPREHENSIVE INCOME (LOSSES) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Foreign currency translation
Net unrealized foreign currency translation gains (losses) in respect of foreign operations	$ 555	$ (183)	$ 804	$ (517)
Reclassification of realized foreign currency translation gains (losses) to net income on dispositions of foreign operations	61	(29)	285	(35)
(Losses) gains on hedges of net investments in foreign operations	(237)	177	(363)	349
Reclassification (losses) from hedges of net investment in foreign operation to net income on disposition of foreign operations	(104)	0	(88)	(6)
Foreign currency translation	275	(35)	638	(209)
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income taxes for the three and six months ended Jun. 30, 2025 of $(6) million and $(5) million (2024 – nil and $(1) million)	63	(14)	43	12
Cash flow hedges	63	(14)	43	12
Equity accounted investments
Share of unrealized foreign currency translation (losses) gains in respect of foreign operations	(2)	(1)	7	(1)
Losses on derivatives designated as cash flow hedges	(6)	(13)	(8)	(18)
Equity accounted investments	(8)	(14)	(1)	(19)
Items that will not be reclassified to net income:
Unrealized (losses) gains on securities - FVTOCI, net of income taxes for the three and six months ended Jun. 30, 2025 of $(1) million and $(2) million (2024 – $1 million and $(5) million)	(3)	(4)	(4)	5
Share of revaluation (losses) on equity accounted investments	0	(1)	0	(1)
Items that will not be reclassified to net income:	(3)	(5)	(4)	4
Total other comprehensive income (loss)	$ 327	$ (68)	$ 676	$ (212)